UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23417

X-Square Balanced Fund, LLC

(Exact name of Registrant as specified in charter)

Popular Center

209 Munoz Rivera, Suite 1111

San Juan, Puerto Rico 00918

(Address of Principal Executive Offices) (Zip code)

Registrant’s Telephone Number, including Area Code: +1 (787) 282-1621

Joshua B. Deringer

Faegre Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, Pennsylvania 19103

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: November 1, 2019 – June 30, 2020

Item 1 – Proxy Voting Record.

BELLICUM PHARMACEUTICALS INC	BLCM	079481	1/14/20	100100	Approval of a series of alternate amendments to the Company's Amended & Restated Certificate of Incorporation, to effect, at the Board's discretion: (i) a reverse split of the common stock, whereby each outstanding 5, 6, 7, 8, 9 or 10 shares of common stock would be combined & converted into one share of common stock; & (ii) for reverse splits in range of 1-for-5 to 1-for-10, a reduction in number of authorized shares of common stock from 200,000,000 to 80,000,000, 66,666,667, 57,142,858, 50,000,000, 44,444,445 or 40,000,000 shares, respectively	Proposed by the Issuer	Yes	For the proposal	With management	https://materials.proxyvote.com/Approved/079481/20191122/NPS_412733.PDF
Approval of an amendment to the Company's Amended and Restated Certificate of Incorporation to increase the number of authorized shares of common stock from 200,000,000 to 400,000,000.
Approval of an amendment to the Company's 2019 Equity Incentive Plan, or the Amended 2019 Plan, to, among other things, increase the number of shares of common stock authorized for issuance under the 2019 Plan by 6,000,000 shares (before any adjustment for any reverse stock split).
Approval of the adjournment of the Special Meeting, if necessary, to solicit additional proxies if there are not sufficient votes in favor of any of the foregoing proposals.
Apple	AAPL	37833100	2/25/2020	37833	• To elect to the Board of Directors eight nominees presented by the Board;
• To ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm for 2020;
• To vote on an advisory resolution to approve executive compensation;       • To vote on a shareholder proposal entitled "Shareholder Proxy Access Amendments
• A shareholder proposal relating to sustainability and executive compensation
					•A shareholder proposal relating to policies on freedom of expression	Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://s2.q4cdn.com/470004039/files/doc_financials/2020/Proxy_Statement_2020.pdf
Aveo Pharmaceuticals	AVEO	53588109	2/13/2020	397500	To approve an amendment to our Restated Certificate of Incorporation to effect a reverse stock split of our common stock, by a ratio of not less than 1-for-5 and not more than 1-for-15, and a proportionate reduction in the number of authorized shares of common stock, such ratio and the implementation and timing of the reverse stock split to be determined in the discretion of our board of directors.	Proposed by the Issuer	Yes	For the proposal	With management	https://proxydocs.com/branding/965556/edocs/2020/brokers/
BERKSHIRE HATHAWAY INC	BRK/B	84670702	5/1/2020		Vote on election of directors	Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://east.proxyvote.com/pv/iagn#
Vote on non-binding resolution to approve the compensation of the company's named executive officers, as described in the 2017 proxy statement
Vote on non-binding resolution to determine the frequency (whether annual, biennial or triennial) with which shareholders of the company shall be entitled to have an advisory vote on executive compensation
Vote on sharehoder proposal regarding diversity
Lockheed Martin Corporation	LMT	539830109	•Vote on election of directors
• Vote on ratification of the appointment of Ernst & Young as independent auditors for 2020     • Vote on the approval, on an advisory basis, of the compensation of named executive officers (say-on-pay)
• Management Proposal to Approve the Lockheed Martin Corporation 2020 Incentive Performance Award Plan.
					Stockholder Proposal to Adopt Stockholder Action By Written Consent.	Mixed proposals (both Issuer and security-holder)	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management

OFG Bancorp	OFG	67103X102	4/21/2020	• To elect directors to serve for the ensuing year and until their successors are elected and qualified
• To approve, on an advisory basis, the compensation of the company's named executive officers as set forth in the proxy statement
• To ratify the selection of the company's independent registered public accounting firm for 2020
					-To approve the amendment to replenish shares reserved for issuance under the 2007 Omnibus Performance Incentive Plan.	Porposed by the Issuer	Yes	For the proposal	With management
INTERNATIONAL BUSINESS MACHINES CORP.	IBM	459200	4/27/2020	1. Election of directors.
2. Advisory Vote on Executive Compensation.
3. Ratification of Appointment of Independent Registered Public Accounting Firm.
4. Stockholder Proposal on Shareholder Right to Remove Directors.
5. Stockholder Proposal on the Right to Act by Written Consent.
					6. Stockholder Proposal to Have an Independent Board Chairman.	Porposed by the Issuer	Yes	For the proposal	With management
BAUSCH HEALTH COMPANIES, INC.	BHC	71734	4/28/2020	1. Election of directors.
2. The approval, in an advisory vote, of the compensation of our Named Executive Officers.
3. The approval of an amendment to the Company's Amended and Restated 2014 Omnibus Incentive Plan to increase the number of Common Shares authorized under such plan.
					4. To appoint PricewaterhouseCoopers LLP as the auditors for the Company to hold office until the close of the 2021 Annual Meeting of Shareholders and to authorize the Company's Board of Directors to fix the auditors' remuneration.	Porposed by the Issuer	Yes	For the proposal	With management
Bank of America	BOFA	60505	4/21/2020	1. Election of directors.
2. Approving Our Executive Compensation (an Advisory, Non-binding "Say on Pay" Resolution).
3. Approving Our Executive Compensation (an Advisory, Non-binding "Say on Pay" Resolution).
4. Make Shareholder Proxy Access More Accessible.
5. Adopt a New Shareholder Right - Written Consent
6. Report Concerning Gender/Racial Pay Equity.
					7. Review of Statement of the Purpose of a Corporation and Report on Recommended Changes to Governance Documents, Policies, and Practices.	Porposed by the Issuer	Yes	For the proposal	With management
Johnson & Johnson	JNJ	478160	4/22/2020	1. Electon of directors.
2. Advisory Vote to Approve Named Executive Officer Compensation.
3. Ratification of Appointment of PricewaterhouseCoopers LLP as the Independent Registered Public Accounting Firm for 2020.
4. Amendment to the Restated Certificate of Incorporation to Permit Removal of Directors Without Cause.
5. Independent Board Chair.
					6. Report on Governance of Opioids-Related Risks.	Porposed by the Issuer	Yes	For the proposal	With management
AT&T Inc	T	00206R	4/24/2020	1. Election of directors.
2. Ratification of appointment of independent auditors.
3. Advisory approval of executive compensation.
4. Independent Board Chairman.
5. Employee Representative Director.
					6. Improve Guiding Principles of Executive Compensation.	Porposed by the Issuer	Yes	For the proposal	With management
Ally Financial Inc	ALLY	4/27/2020	1. Election of directors.
2. Advisory vote on executive compensation.
					3. Ratification of the Audit Committee's engagement of Deloitte & Touche LLP as the Company's independent registered public accounting firm for 2020.	Porposed by the Issuer	Yes	For the proposal	With management
JP Morgan Chase	JPM	46625H	5/18/2020	1. Election of directors.
2. Advisory resolution to approve executive compensation
3. Ratification of independent registered public accounting firm
4. Independent board chairman
5. Oil and gas company and project financing related to the Arctic and the Canadian oil sands
6. Climate change risk reporting
7. Amend shareholder written consent provisions
8. Charitable contributions disclosure
					9. Gender/Racial pay equity	Porposed by the Issuer	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://central.proxyvote.com/pv/iagn#
SOUTHWEST AIRLINES CO.	LUV	844741	5/20/2020	1. Election of Directors.
2. Advisory vote to approve named executive officer compensation.
3. Ratification of the selection of Ernst & Young LLP as the Company's independent auditors for the fiscal year ending December 31, 2020.
4. Advisory vote on shareholder proposal to require an independent board chairman.
5. Advisory vote on shareholder proposal to permit shareholder action by written consent.
					6. Advisory vote on shareholder proposal requesting an annual report disclosing information regarding the Company's lobbying policies and activities.	Proposed by the Issuer	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://east.proxyvote.com/pv/iagn#
ALTRIA GROUP, INC.	MO	02209S	5/13/2020	1. Election of directors
2. Ratification of the Selection of Independent Registered Public Accounting Firm
3. Non-Binding Advisory Vote to Approve the Compensation of Altria's Named Executive Officers
4. Approval of the 2020 Performance Incentive Plan
5. Shareholder Proposal - Disclosure of Lobbying Policies and Practices
					6. Shareholder Proposal - Report on the Company's Underage Tobacco Prevention Policies	Proposed by the Issuer	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://materials.proxyvote.com/Approved/02209S/20200324/NPS_422360.PDF
AMGEN INC.	AMGN	31162	5/18/2020	1. Election of Directors
2. Advisory vote to approve our executive compensation.
3. To ratify the selection of Ernst & Young LLP as our independent registered public accountants for the fiscal year ending December 31, 2020.
					4. Stockholder proposal to require an independent board chair.	Proposed by the Issuer	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://materials.proxyvote.com/Approved/031162/20200326/NPS_423792.PDF
UNITED AIRLINES HOLDINGS, INC.	UAL	910047	5/19/2020	1. Election of Directors .
2. Ratification of the Appointment of Ernst & Young LLP as the Company's Independent Registered Public Accounting Firm for the Fiscal Year Ending December 31, 2020
3. Advisory Vote to Approve the Compensation of the Company's Named Executive Officers
4. Stockholder Proposal Regarding Stockholder Action by Written Consent, if Properly Presented Before the Meeting
5. Stockholder Proposal Regarding a Report on Lobbying Spending, if Properly Presented Before the Meeting
					6. Stockholder Proposal Regarding a Report on Global Warming-Related Lobbying Activities, if Properly Presented B Before the Meeting	Proposed by the Issuer	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://materials.proxyvote.com/Approved/910047/20200402/NPS_424885.PDF
ADVANCED MICRO DEVICES, INC.	AMD	007903	5/6/2020	1. Election of Directors
2. Ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the current fiscal year.
					3. Advisory vote to approve the executive compensation of our named executive officers.	Porposed by the Issuer	Yes	For the proposal	With management	https://materials.proxyvote.com/Approved/007903/20200310/NPS_422612.PDF
PHILIP MORRIS INTERNATIONAL INC.	PM	718172	5/5/2020		1. Election of Directors 2. Advisory Vote Approving Executive Compensation 3. Ratification of the Selection of Independent Auditors	Porposed by the Issuer	Yes	For the proposal	With management	https://philipmorrisinternational.gcs-web.com/static-files/9119cdbc-0f37-4235-87d0-1a79e50684cd
ASSURED GUARANTY LTD.	AGO	G0585R	5/4/2020	1. Election of Directors
2. To approve, on an advisory basis, the compensation paid to the Company's named executive officers.
3. To appoint PricewaterhouseCoopers LLP ("PwC") as the Company's independent auditor for the fiscal year ending December 31, 2020, and to authorize the Board of Directors, acting through its Audit Committee, to set the fees of the independent auditor.
4A. To authorize the Company to vote for DirectorS of the Company's subsidiary, Assured Guaranty Re Ltd.
					4B. To authorize the Company to appoint PwC as AG Re's independent auditor for the fiscal year ending December 31, 2020.	Porposed by the Issuer	Yes	For the proposal	With management	https://materials.proxyvote.com/Approved/G0585R/20200312/NPS_423198/
GENERAL DYNAMICS CORPORATION	GD	369550	5/5/2020	1. Election of Directors
2. Advisory Vote on the Selection of Independent Auditors
3. Advisory Vote to approve Executive Compensation
					4. Shareholder Proposal to reduce the ownership threshold required to call a Special Shareholder meeting	Proposed by the Issuer	Yes	For the proposals proposed by management and against the proposals proposed by security-holders	With management	https://materials.proxyvote.com/Approved/369550/20200310/NPS_421392.PDF
DOLLAR GENERAL CORPORATION	DG	256677	5/26/2020	1. Election of Directors
2. To approve, on an advisory (non-binding) basis, the resolution regarding the compensation of Dollar General Corporation's named executive officers as disclosed in the proxy statement.
3. To ratify the appointment of Ernst & Young LLP as Dollar General Corporation's independent registered public accounting firm for fiscal 2020.
4. To approve amendments to the amended and restated charter, as amended, of Dollar General Corporation to replace supermajority voting requirements with a majority voting requirement as described in the proxy statement.
					5. To approve an amendment to the amended and restated bylaws of Dollar General Corporation to replace the supermajority voting requirement with a majority voting requirement as described in the proxy statement.	Porposed by the Issuer	Yes	For the proposal	With management	https://materials.proxyvote.com/Approved/256677/20200319/NPS_422563.PDF

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

X-Square Balanced Fund, LLC

By:	/s/ Ignacio Canto
Ignacio Canto
President (Principal Executive Officer)

Date:	August 26, 2020